Average Annual Total Returns (Vanguard European Stock Index Fund Participant)	Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Developed Europe Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI Europe Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Spliced European Stock Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.67%)	(5.95%)	(6.18%)	(5.95%)
Five Years	5.45%	5.48%	5.28%	5.40%
Ten Years	4.66%	5.00%	4.60%	4.66%